Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000200587 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200587 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200587 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200587 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200587 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200587 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200587 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200587 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200587 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200587 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200587 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	33.00%
C000200587 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000200587 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000200587 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000200587 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000200587 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000200587 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000200587 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000200587 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000200587 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200587 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248008 | FR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248008 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248008 | FR_912810FD5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248008 | FR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248008 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248008 | FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248008 | FR_912810RF7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248008 | FR_91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248008 | FR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248008 | FR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248008 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	78.20%
C000248008 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	21.80%
C000020611 | FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_483007704
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_667746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020611 | FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020611 | FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020611 | FR_723484101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020611 | FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020611 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020611 | FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020611 | FR_047649108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020611 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000020611 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000020611 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020611 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000020611 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000020611 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020611 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020611 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000020611 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020611 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020611 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000020611 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020629 | FR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020629 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020629 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020629 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020629 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020629 | FR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020629 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020629 | FR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020629 | FR_912810SF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020629 | FR_91282CFU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020629 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	25.80%
C000020629 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	37.90%
C000020629 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000020629 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020629 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020629 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020629 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020629 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020605 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020605 | FR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020605 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020605 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020605 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020605 | FR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020605 | FR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020605 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020605 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020605 | FR_730968906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020605 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020605 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	25.00%
C000020605 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020605 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000020605 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020605 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.30%
C000020605 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020605 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020605 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020605 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020605 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020605 | Japan
Holdings [Line Items]
Percent of Total Investments	24.00%
C000020605 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.50%
C000020605 | France
Holdings [Line Items]
Percent of Total Investments	12.10%
C000020605 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020605 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020605 | Germany
Holdings [Line Items]
Percent of Total Investments	6.60%
C000020605 | Australia
Holdings [Line Items]
Percent of Total Investments	5.50%
C000020605 | Spain
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020605 | Italy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020605 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020605 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	10.80%
C000020607 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020607 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020607 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020607 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020607 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020607 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020607 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020607 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020607 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020607 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020607 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000020607 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	48.30%
C000020607 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020607 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020607 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	11.60%
C000020607 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%